Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 91,054	$ 108,000
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, issued	43,532,309	40,025,000
Common stock, outstanding	43,532,309	40,025,000